S000004436 [Member] Investment Objectives and Goals - iShares ESG Optimized MSCI USA ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® ESG OPTIMIZED MSCI USA ETF Ticker: SUSAStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares ESG Optimized MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics as identified by the index provider.